Significant Risks and Uncertainties Including Business and Credit Concentrations - Vendor Concentration Risk (Details) - Supplier Concentration	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost of Goods and Service Benchmark | Vendor A
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage	50.00%	55.00%
Cost of Goods and Service Benchmark | Vendor B
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage	48.00%	45.00%
Gross Payables | Vendor A
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage	47.00%	48.00%
Gross Payables | Vendor B
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage	39.00%	42.00%
Gross Payables | All other
Significant Risks and Uncertainties Including Business and Credit Concentrations
Concentration risk percentage	14.00%	10.00%